Employee Benefit Plans and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Postemployment Benefits [Abstract]
Defined Benefit Pension, Healthcare and Other Plans

The following summarizes data from CNH Industrial’s defined benefit pension, healthcare and other postemployment plans for the years ended December 31, 2016 and 2015:

	Pension		Healthcare ˡ		Other ˡ
	2016	2015	2016	2015	2016	2015
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$3,281	$3,619	$1,157	$1,243	$423	$526
Service cost	30	30	7	8	13	15
Interest cost	87	112	39	48	4	5
Plan participants’ contributions	3	3	8	9	—	—
Actuarial loss (gain)	285	(159)	(37)	(64)	22	(37)
Gross benefits paid	(221)	(190)	(71)	(80)	(31)	(45)
Plan amendments	(6)	—	—	—	—	—
Currency translation adjustments and other	(271)	(134)	2	(7)	(13)	(41)
Ending benefit obligation	$3,188	3,281	$1,105	1,157	$418	423
Change in the fair value of plan assets:
Beginning plan assets	$2,480	2,686	$105	107	$—	—
Actual return on plan assets	194	(9)	8	—	—	—
Employer contributions	35	27	—	—	—	—
Plan participants’ contributions	3	3	—	—	—	—
Gross benefits paid	(193)	(161)	(2)	(2)	—	—
Currency translation adjustments and other	(191)	(66)	—	—	—	—
Ending plan assets	2,328	2,480	111	105	—	—
Funded status:	$(860)	$(801)	$(994)	$(1,052)	$(418)	$(423)
(1)	The healthcare and other postemployment plans are not required to be prefunded.

Defined Benefit Pension Plans by Geographical Area

The following summarizes data from CNH Industrial’s defined benefit pension plans by significant geographical area for the years ended December 31, 2016 and 2015:

	U.S.		U.K		Germanyˡ		Other Countriesˡ
	2016	2015	2016	2015	2016	2015	2016	2015
	(in millions)
Change in benefit obligations:
Beginning benefit obligation	$1,208	$1,291	$1,332	$1,468	$438	$523	$303	$337
Service cost	8	6	6	7	3	4	13	13
Interest cost	39	48	37	50	6	8	5	6
Plan participants’ contributions	—	—	—	—	—	—	3	3
Actuarial loss (gain)	27	(54)	247	(74)	12	(16)	(1)	(15)
Gross benefits paid	(120)	(83)	(57)	(64)	(27)	(29)	(17)	(14)
Plan amendments	—	—	—	—	—	—	(6)	—
Currency translation adjustments and other	(3)	—	(250)	(55)	(13)	(52)	(5)	(27)
Ending benefit obligation	$1,159	1,208	$1,315	1,332	$419	438	$295	303
Change in the fair value of plan assets:
Beginning plan assets	$1,182	1,295	$1,028	1,105	$5	5	$265	281
Actual return on plan assets	80	(30)	106	13	—	—	8	8
Employer contributions	—	—	25	17	—	—	10	10
Plan participants’ contributions	—	—	—	—	—	—	3	3
Gross benefits paid	(120)	(83)	(57)	(64)	—	—	(16)	(14)
Currency translation adjustments and other	(3)	—	(184)	(43)	—	—	(4)	(23)
Ending plan assets	$1,139	$1,182	$918	$1,028	$5	$5	$266	$265
Funded status:	$(20)	$(26)	$(397)	$(304)	$(414)	$(433)	$(29)	$(38)
(1)	Pension benefits in Germany and some other countries are not required to be prefunded.

Net Amounts Recognized in Consolidated Balance Sheets

Net amounts recognized in the consolidated balance sheets as of December 31, 2016 and 2015 consist of:

	Pension		Healthcare		Other
	2016	2015	2016	2015	2016	2015
	(in millions)
Other assets	$4	$6	$—	$—	$—	$—
Pension, postretirement and other postemployment benefits	(864)	(807)	(994)	(1,052)	(418)	(423)
Net liability recognized at end of year	$(860)	$(801)	$(994)	$(1,052)	$(418)	$(423)

Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Pre-tax amounts recognized in accumulated other comprehensive loss as of December 31, 2016 consist of:

	Pension	Healthcare	Other
	(in millions)
Unrecognized actuarial losses	$1,013	$142	$79
Unrecognized prior service credit	(8)	(7)	(3)
Accumulated other comprehensive loss	$1,005	$135	$76

Accumulated Benefit Obligations in Excess of Plan Assets

The following table summarizes the aggregate pension accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:

	Pension
	2016	2015
	(in millions)
Accumulated benefit obligation	$3,011	$3,182
Fair value of plan assets	$2,183	$2,404

Projected Benefit Obligations in Excess of Plan Assets

The following table summarizes CNH Industrial’s pension and other postemployment plans with projected benefit obligations in excess of plan assets:

	Pension		Healthcare		Other
	2016	2015	2016	2015	2016	2015
	(in millions)
Projected benefit obligation	$3,119	$3,211	$1,105	$1,157	$418	$423
Fair value of plan assets	$2,254	$2,404	$111	$105	$—	$—

Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit for the years ended December 31, 2016, 2015, and 2014:

	Pension			Healthcare			Other
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(in millions)
Service cost	$30	$30	$27	$7	$8	$9	$13	$15	$18
Interest cost	87	112	134	39	48	51	4	5	10
Expected return on assets	(113)	(140)	(151)	(6)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	—	1	(4)	(10)	(12)	(1)	1	2
Actuarial loss (gain)	76	83	64	15	26	5	8	(7)	13
Settlement loss and other	—	—	—	—	—	—	1	—	1
Net periodic benefit cost	$80	$85	$75	$51	$65	$46	$25	$14	$44

Net Periodic Benefit Cost Recognized in Net Income and Other Changes in Plan Assets and Benefit Obligations

Net periodic benefit cost recognized in net income and other changes in plan assets and benefit obligations that are recognized in other comprehensive loss during 2016 consist of:

	Pension	Healthcare	Other
	(in millions)
Net periodic benefit cost	$80	$51	$25
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	204	(39)	21
Amortization of actuarial losses	(76)	(15)	(8)
Amortization of prior service (cost) credit	—	4	1
Currency translation adjustments and other	(90)	—	—
Total recognized in other comprehensive (income) loss	38	(50)	14
Total recognized in comprehensive loss	$118	$1	$39

Pre-tax Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (Loss)

Pre-tax amounts expected to be amortized in 2017 from accumulated other comprehensive loss consist of:

	Pension	Healthcare	Other
	(in millions)
Actuarial losses	$89	$6	$1
Prior service cost (credit)	(1)	(3)	1
Total	$88	$3	$2

Assumptions Utilized in Determining the Funded Status and Net Periodic Cost of Defined Benefit Pension Plans and Other Postretirement Benefit Plans

The following assumptions were utilized in determining the funded status at December 31, 2016 and 2015, and the net periodic benefit cost of CNH Industrial’s defined benefit plans for the years ended December 31, 2016, 2015, and 2014:

	Pension plans			Healthcare plans			Other
(in %)	2016	2015	2014	2016	2015	2014	2016	2015	2014
Assumptions used to determine funded status at December 31
Weighted-average discount rate	2.82	3.49	3.22	3.97	4.27	3.96	1.54	2.06	1.81
Weighted-average rate of compensation increase	2.95	2.98	3.25	2.50	2.50	3.00	1.19	1.33	2.27
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	6.72	6.98	7.23	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	5.00	n/a	n/a	n/a
Assumptions used to determine expense
Weighted-average discount rates - service cost	2.91	3.22	4.05	4.21	3.96	4.67	2.18	1.81	3.00
Weighted-average discount rates - interest cost	2.82	3.22	4.05	3.49	3.96	4.67	1.89	1.81	3.00
Weighted-average rate of compensation increase	2.98	3.25	3.35	2.50	3.00	3.42	1.33	2.27	2.63
Weighted-average long-term rates of return on plan assets	5.00	5.38	5.85	6.25	6.75	6.75	n/a	n/a	n/a
Weighted-average, initial healthcare cost trend rate	n/a	n/a	n/a	6.98	7.23	8.19	n/a	n/a	n/a
Weighted-average, ultimate healthcare cost trend rate(*)	n/a	n/a	n/a	5.00	5.00	5.00	n/a	n/a	n/a

(*)	CNH Industrial expects to achieve the ultimate healthcare cost trend rate in 2024 and 2018 for U.S. and Canada plans, respectively.

Effect of One Percentage Point Change in Assumed Healthcare Cost Trend Rates

A one percentage point change in the assumed healthcare cost trend rates would have the following effect:

	One Percentage- Point Increase	One Percentage- Point Decrease
	(in millions)
Total increase/(decrease) in service cost and interest cost components of 2016 Healthcare Plan benefit expense	$7	$(5)
Total increase/(decrease) in accumulated Healthcare benefit obligations as of December 31, 2016	$128	$(103)

Weighted Average Target Asset Allocation for All Plans	Weighted average target asset allocation for all plans for 2016 are as follows:
All Plans
Asset category:
Equity securities	20%
Debt securities	52%
Cash/Other	28%

Summary of Fair Value of Plan Assets by Asset Category and Level Within Fair Value Hierarchy

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2016:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$352	$15	$337	$—
Non-U.S. equities	—	—	—	—
Total Equity securities	352	15	337	—
Fixed income securities:
U.S. government bonds	308	305	3	—
U.S. corporate bonds	474	—	474	—
Non-U.S. government bonds	353	13	340	—
Non-U.S. corporate bonds	87	—	87	—
Mortgage backed securities	—	—	—	—
Other fixed income	10	—	10	—
Total Fixed income securities	1,232	318	914	—
Other types of investments:
Mutual funds (A)	682	—	682	—
Insurance contracts	135	—	—	135
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Other (B)	—	—	—	—
Total Other types of investments	817	—	682	135
Cash:	38	2	36	—
Total	$2,439	$335	$1,969	$135

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in both U.S. and non-U.S. equity securities.

The following summarizes the fair value of plan assets by asset category and level within the fair value hierarchy as of December 31, 2015:

	Total	Level 1	Level 2	Level 3
	(in millions)
Equity securities:
U.S. equities	$53	$15	$38	$—
Non-U.S. equities	289	—	289	—
Total Equity securities	342	15	327	—
Fixed income securities:
U.S. government bonds	305	302	3	—
U.S. corporate bonds	504	—	504	—
Non-U.S. government bonds	611	17	594	—
Non-U.S. corporate bonds	112	—	112	—
Mortgage backed securities	1	—	1	—
Other fixed income	12	—	12	—
Total Fixed income securities	1,545	319	1,226	—
Other types of investments:
Mutual funds(A)	537	—	537	—
Insurance contracts	133	—	—	133
Derivatives—credit contracts	—	—	—	—
Real estate	—	—	—	—
Other (B)	8	—	8	—
Total Other types of investments	678	—	545	133
Cash:	20	1	19	—
Total	$2,585	$335	$2,117	$133

(A)	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
(B)	This category includes primarily commingled funds, which invest in both U.S. and non-U.S. equity securities.

Changes in Level 3 Plan Assets

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2016:

Insurance Contracts
Balance at December 31, 2015	$133
Actual return on plan assets relating to assets still held at reporting date	3
Purchases	7
Settlements	(6)
Transfers in and/or out of level 3	2
Currency impact	(4)
Balance at December 31, 2016	$135

The following table presents the changes in the Level 3 plan assets for the year ended December 31, 2015:

Insurance Contracts
Balance at December 31, 2014	$125
Actual return on plan assets relating to assets still held at reporting date	2
Purchases	7
Settlements	(6)
Transfers in and/or out of Level 3	6
Currency impact	(1)
Balance at December 31, 2015	$133

Cash Flows Related to Total Benefits Expected to be Paid

The benefit expected to be paid from the benefit plans which reflect expected future years of service, and the Medicare subsidy expected to be received are as follows:

	Pension Plans	Healthcare	Medicare Part D Reimbursement	Other
	(in millions)
2017	$165	$72	$—	$32
2018	171	70	—	31
2019	169	69	—	32
2020	172	69	—	34
2021	174	69	—	31
2022 - 2026	854	328	(1)	135
Total	$1,705	$677	$(1)	$295